Derivative Instruments	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Derivative Instruments
Note 8: Derivative Instruments
Derivative instruments are financial contracts that derive their value from underlying changes in interest rates, foreign exchange rates or other financial or commodity prices or indices.
Derivative instruments can be either regulated exchange-traded contracts or negotiated over-the-counter
contracts. We use these instruments for trading purposes, as well as to manage our exposures, mainly to foreign currency and interest rate fluctuations, as part of our asset/liability management program.
Types of Derivatives
Swaps
Swaps are contractual agreements between two parties to exchange a series of cash flows. The various swap agreements that we enter into are as follows:
•	Interest rate swaps – counterparties generally exchange fixed and floating rate interest payments based on a notional value in a single currency.
•	Cross-currency swaps – counterparties exchange fixed rate interest payments and principal amounts in different currencies.
•	Cross-currency interest rate swaps – counterparties exchange fixed and/or floating rate interest payments and principal amounts in different currencies.
•	Commodity swaps – counterparties generally exchange fixed and floating rate payments based on a notional value of a single commodity.
•
Equity swaps – counterparties exchange the return on an equity security or a group of equity securities for the return based on a fixed or floating interest rate or the return on another equity security or group of equity securities.

•	Credit default swaps – one counterparty pays the other a fee in exchange for that other counterparty agreeing to make a payment if a credit event occurs, such as bankruptcy or failure to pay.
•
Total return swaps – one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.

Forwards and Futures
Forwards and futures are contractual agreements to either buy or sell a specified amount of a currency, commodity, interest rate-sensitive financial instrument or security at a specified price and date in the future.
Forwards are customized contracts transacted in the
over-the-counter
market. Futures are transacted in standardized amounts on regulated exchanges and are subject to daily cash margining.
Options
Options are contractual agreements that convey to the purchaser the right but not the obligation to either buy or sell a specified amount of a currency, commodity, interest rate financial instrument or security at a fixed future date or at any time within a fixed future period.
For options written by us, we receive a premium from the purchaser for accepting market risk.
For options purchased by us, we pay a premium for the right to exercise the option. Since we have no obligation to exercise the option, our primary exposure to risk is the potential credit risk if the writer of an over-the-counter
contract fails to meet the terms of the contract.
Caps, collars and floors are specialized types of written and purchased options. They are contractual agreements in which the writer agrees to pay the purchaser, based on a specified notional amount, the difference between the market rate and the prescribed rate of the cap, collar or floor. The writer receives a premium for selling this instrument.
A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap.
A futures option is an option contract in which the underlying instrument is a single futures contract.
The main risks associated with these derivative instruments are related to exposure to movements in interest rates, foreign exchange rates, credit quality, value of the underlying financial instrument or commodity, as applicable, and the possible inability of counterparties to meet the terms of the contracts.
Embedded Derivatives
From time to time, we purchase or issue financial instruments containing embedded derivatives. The embedded derivative in a financial liability is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not closely related to those of the host contract, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the combined contract is not measured at fair value. To the extent that we cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value, with changes in fair value reflected in our Consolidated Statement of Income. Embedded derivatives in certain of our guaranteed investment certificate deposits are accounted for separately from the host instrument and presented within deposits in our Consolidated Balance Sheet.

Contingent Features
Certain
over-the-counter
derivative instruments contain provisions that link the amount of collateral we are required to post or pay to our credit ratings, as determined by the major credit rating agencies. If our credit ratings were to be downgraded, certain counterparties to these derivative instruments could demand immediate and ongoing collateralization on derivative liability positions or request immediate payment. The aggregate fair value of all derivative instruments with collateral posting requirements that were in a liability position as at October 31, 2023 was $10,323 million ($12,413 million as at October 31, 2022), for which we have posted collateral of $9,084 million ($10,464 million as at October 31, 2022).
Risks Hedged
Interest Rate Risk
We manage interest rate risk through interest rate futures, interest rate swaps and options, which are linked to and adjust the interest rate sensitivity of a specific asset, liability, forecasted transaction or firm commitment, or a specific pool of transactions with similar risk characteristics.
Foreign Currency Risk
We manage foreign currency risk through currency futures, foreign currency options, cross-currency swaps, foreign exchange spot transactions, forward contracts and deposits denominated in foreign currencies.
Equity Price Risk
We manage equity price risk through total return swaps.
Trading Derivatives
Trading derivatives include derivatives entered into with customers to accommodate their risk management needs, market-making to facilitate customer-driven demand for derivatives, derivatives transacted on a limited basis to generate trading income from our principal trading positions, and certain derivatives entered into as part of our risk management strategy that do not qualify as hedges for accounting purposes (economic hedges).
We structure and market derivative products to enable customers to transfer, modify or reduce current or expected exposure to risks.
Principal trading activities include market-making and positioning activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. Positioning activities involve managing market risk positions with the expectation of profiting from favourable movements in prices, rates or indices.
We may also economically hedge a portion of our U.S. dollar earnings through forward foreign exchange contracts and/or options to minimize fluctuations in our consolidated net income due to the translation of our U.S. dollar earnings. These contracts are recorded at fair value, with changes in fair value recorded in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income. We entered into economic hedges in relation to the definitive agreement with BNP Paribas to acquire Bank of the West and its subsidiaries, which were then settled upon completion of the acquisition. Refer to Note 10 for further details.
Trading derivatives are recorded at fair value. Realized and unrealized gains and losses are generally recorded in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income. Unrealized gains and losses on derivatives used to economically hedge certain exposures may be recorded in our Consolidated Statement of Income in the same line as the unrealized gains and losses arising from the exposures. Unrealized gains on trading derivatives are recorded as derivative instrument assets and unrealized losses are recorded as derivative instrument liabilities in our Consolidated Balance Sheet.

Fair Value of Trading and Hedging Derivatives
Fair value represents
point-in-time
estimates that may change in subsequent reporting periods due to market conditions or other factors. A discussion of the fair value measurement of derivatives is included in Note 17.
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2023			2022
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps (1)	4,193	(9,393)	(5,200)	7,176	(4,249)	2,927
Forward rate agreements	360	(84)	276	437	(120)	317
Purchased options	3,221	–	3,221	3,157	–	3,157
Written options	–	(3,129)	(3,129)	–	(2,391)	(2,391)
Futures	6	(21)	(15)	16	(27)	(11)
Foreign Exchange Contracts (2)
Cross-currency swaps	1,887	(1,397)	490	1,688	(2,096)	(408)
Cross-currency interest rate swaps	10,340	(10,081)	259	10,722	(11,254)	(532)
Forward foreign exchange contracts	6,685	(5,469)	1,216	8,387	(7,267)	1,120
Purchased options	575	–	575	1,096	–	1,096
Written options	–	(448)	(448)	–	(1,151)	(1,151)
Commodity Contracts
Swaps	1,029	(743)	286	4,198	(1,725)	2,473
Purchased options	850	–	850	1,851	–	1,851
Written options	–	(787)	(787)	–	(1,627)	(1,627)
Futures	143	(127)	16	275	(237)	38
Equity Contracts	4,690	(11,460)	(6,770)	6,473	(14,584)	(8,111)
Credit Contracts
Purchased	13	(18)	(5)	27	(3)	24
Written	12	(9)	3	34	(72)	(38)
Total fair value – trading derivatives	34,004	(43,166)	(9,162)	45,537	(46,803)	(1,266)
Hedging
Interest Rate Contracts (3)
Cash flow hedges – swaps	693	(3,784)	(3,091)	41	(6,824)	(6,783)
Fair value hedges – swaps	4,877	(1,390)	3,487	1,935	(2,987)	(1,052)
Total swaps	5,570	(5,174)	396	1,976	(9,811)	(7,835)
Foreign Exchange Contracts
Cash flow hedges (1)	333	(1,801)	(1,468)	629	(3,342)	(2,713)
Fair value hedges	69	(1)	68	–	–	–
Net investment hedges	–	(8)	(8)	–	–	–
Total foreign exchange contracts	402	(1,810)	(1,408)	629	(3,342)	(2,713)
Equity Contracts
Cash flow hedges	–	(43)	(43)	18	–	18
Total equity contracts	–	(43)	(43)	18	–	18
Total fair value – hedging derivatives (4)	5,972	(7,027)	(1,055)	2,623	(13,153)	(10,530)
Total fair value – trading and hedging derivatives	39,976	(50,193)	(10,217)	48,160	(59,956)	(11,796)
Less: impact of master netting agreements	(26,674)	26,674	–	(31,878)	31,878	–
Total	13,302	(23,519)	(10,217)	16,282	(28,078)	(11,796)

(1)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
(3)	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2023 ($nil million as at October 31, 2022).
(4)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
Assets are presented net of liabilities to customers where we have a legally enforceable right to offset amounts and we intend to settle contracts on a net basis.

Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2023			2022
	Exchange-traded	Over-the-counter	Total	Exchange-traded	Over-the-counter	Total
Interest Rate Contracts
Swaps (1)	–	9,254,984	9,254,984	–	5,683,145	5,683,145
Forward rate agreements	–	132,653	132,653	–	22,397	22,397
Purchased options	37,264	130,000	167,264	23,854	98,113	121,967
Written options	38,256	118,524	156,780	11,073	87,941	99,014
Futures	1,367,959	–	1,367,959	401,965	–	401,965
Total interest rate contracts	1,443,479	9,636,161	11,079,640	436,892	5,891,596	6,328,488
Foreign Exchange Contracts (2)
Cross-currency swaps	–	54,169	54,169	–	53,837	53,837
Cross-currency interest rate swaps	–	677,765	677,765	–	578,685	578,685
Forward foreign exchange contracts	–	563,716	563,716	–	481,773	481,773
Purchased options	1,851	51,143	52,994	1,127	72,733	73,860
Written options	2,282	55,370	57,652	5,421	74,041	79,462
Futures	4,035	–	4,035	1,032	–	1,032
Total foreign exchange contracts	8,168	1,402,163	1,410,331	7,580	1,261,069	1,268,649
Commodity Contracts
Swaps	–	18,574	18,574	–	24,525	24,525
Purchased options	30,397	5,319	35,716	34,177	5,686	39,863
Written options	31,351	4,218	35,569	34,245	5,011	39,256
Futures	35,285	–	35,285	44,836	–	44,836
Total commodity contracts	97,033	28,111	125,144	113,258	35,222	148,480
Equity Contracts	189,112	115,689	304,801	162,102	104,825	266,927
Credit Contracts
Purchased	–	16,927	16,927	–	16,771	16,771
Written	–	10,010	10,010	–	11,099	11,099
Total credit contracts	–	26,937	26,937	–	27,870	27,870
Total	1,737,792	11,209,061	12,946,853	719,832	7,320,582	8,040,414

(1)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
Table excludes loan commitment derivatives with a notional amount of $1,805 million ($4,183 million as at October 31, 2022).
Derivatives Used in Hedge Accounting
The bank applies the requirements of IAS 39
Financial Instruments: Recognition and Measurement
for hedge accounting purposes. In accordance with our risk management strategy, we enter into various derivative contracts to hedge our interest rate, foreign currency and equity price exposures. We also use deposits, cross-currency swaps, foreign exchange forwards and options to hedge foreign currency exposure in our net investment in foreign operations.
When the hedged item is accounted for at FVTPL, there is a natural offset within the income statement with the related derivative. However, when we manage risks incumbent in instruments that are accounted for at amortized cost, including loans and deposits, or FVOCI debt securities, we use hedge accounting in order to eliminate the mismatch between the hedged item and the mark-to-market
derivative.
To the extent these instruments used to manage risk qualify for hedge accounting, we designate them in accounting hedge relationships. Our structural market risk strategies, including our approach to managing interest rate and foreign exchange risk, are included in the blue-tinted font in the Structural
(Non-Trading)
Market Risk section of Management’s Discussion and Analysis within this report. In addition, our exposure to foreign exchange rate risk is discussed in the
Non-Trading
Foreign Exchange Risk section of Management’s Discussion and Analysis. Our exposure to equity price risk and our approach to managing it are discussed in the Other Share-Based Compensation,
Mid-Term
Incentive Plans section of Note 20.
By using derivatives to hedge exposures to changes in interest rates, foreign exchange rates and equity prices, we are also exposed to the credit risk of the derivative counterparty. We mitigate credit risk by entering into transactions with high-quality counterparties, requiring the counterparties to post collateral, entering into master netting agreements, or settling through centrally cleared counterparties.
To qualify as an accounting hedge, the hedging relationship must be designated and formally documented at its inception, detailing the particular risk management objective and strategy for the hedge and the specific asset, liability or cash flow being hedged, as well as how effectiveness is to be assessed. Changes in the fair value of the derivative must be highly effective in offsetting changes in the fair value or changes in the amount of future cash flows of the hedged item. We evaluate hedge effectiveness at the inception of the hedging relationship and on an ongoing basis, retrospectively and prospectively, primarily using a quantitative statistical regression analysis. We consider a hedging relationship highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8; the slope of the regression is within a range of 0.8 to 1.25; and the confidence level of the slope is at least 95%. The practice is different for our net investment hedge, which is discussed in the Net Investment Hedges section below.
Any ineffectiveness in a hedging relationship is recognized as it arises in non-interest
revenue, other, in our Consolidated Statement of Income.

Under the IASB’s Phase 1 Amendments to IAS 39 and IFRS 7, certain hedge accounting requirements were modified to provide relief from the uncertainty arising from IBOR reform during the period prior to replacement of IBORs. These amendments allow us to assume the interest rate benchmarks that are the basis for cash flows of the hedged item and hedging instrument are not altered as a result of IBOR reform, thereby allowing hedge accounting to continue. They also provide an exception from the requirement to discontinue hedge accounting if a hedging relationship does not meet the effectiveness requirements solely as a result of IBOR reform. We continued to apply these amendments at October 31, 2023, and application will end at the earlier of the discontinuation of the impacted hedge relationship and the time at which there is no longer uncertainty arising from IBOR reform over the timing and amount of IBOR-based cash flows. Effective November 1, 2020, we early adopted the IASB’s Phase 2 amendments to IAS 39 and IFRS 7, which require us to amend hedge relationship documentation to reflect the changes required by IBOR reform when Phase 1 comes to an end, without discontinuing the existing hedge relationships.
The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type and risk type, where applicable.

(Canadian $ in millions, except as noted)		Remaining term to maturity					2023	2022
		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		69,605	39,250	38,041	34,962	4,821	186,679	167,945
Average fixed interest rate		4.85%	4.33%	3.50%	3.57%	3.69%	4.20%	3.06%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair (3)	Notional amount	8,897	15,121	12,977	6,300	327	43,622	62,703
	Average fixed interest rate	2.47%	3.04%	3.17%	1.67%	3.42%	2.77%	1.31%
	Average exchange rate: CAD-USD	1.3340	1.3130	1.3118	1.3474	1.3076	1.3218	1.3196
CAD-EUR pair	Notional amount	1,924	7,449	4,973	1,839	201	16,386	19,429
	Average fixed interest rate	2.41%	3.90%	2.79%	1.89%	2.97%	3.15%	2.47%
	Average exchange rate: CAD-EUR	1.5395	1.4205	1.4015	1.4711	1.4870	1.4352	1.4489
Other currency pairs (4)	Notional amount	1,155	6,141	1,901	514	76	9,787	7,718
	Average fixed interest rate	2.21%	2.62%	4.20%	4.45%	5.24%	2.99%	2.42%
	Average exchange rate: CAD-Non USD/EUR	1.1310	1.6699	1.5040	0.7940	0.9038	1.5221	1.3956
Equity price risk – Total return swap (5)
Notional amount		–	451	–	–	–	451	455
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (6)		42,073	24,340	46,219	27,242	29,494	169,368	103,671
Average fixed interest rate		4.97%	3.79%	3.61%	3.48%	3.35%	3.91%	2.42%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		2,825	–	–	–	–	2,825	109
Average price in dollars		105	–	–	–	–	105	104
Foreign exchange risk – Cross-currency swaps (7)
USD-EUR pair	Notional amount	–	21	–	–	–	21	19
	Average fixed interest rate	–	3.25%	–	–	–	3.25%	3.25%
	Average exchange rate: USD-EUR	–	0.9706	–	–	–	0.9706	0.9706
USD-JPY pair	Notional amount	476	–	–	–	–	476	–
	Average fixed interest rate	(0.08)%	–	–	–	–	(0.08)%	–
	Average exchange rate: USD-JPY	0.0076	–	–	–	–	0.0076	–
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-CNH pair	Notional amount	650	–	–	–	–	650	–
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		13,154	–	–	–	–	13,154	1,251
GBP denominated deposit – carrying amount		157	–	–	–	–	157	–

(1)
The notional amount of the interest rate swaps likely subject to IBOR reform was $21,718 million of CDOR maturing after June 28, 2024, as at October 31, 2023 ($22,689 million of USD LIBOR maturing after
June 30, 2023, and $49,560 million of CDOR maturing after June 28, 2024, as at October 31, 2022).

(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EUR-USD
cross-currency swap split into
EUR-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(3)	As at October 31, 2022, amounts include derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries. Refer to Note 10 for further details.
(4)
Includes
CAD-AUD,
CAD-CHF,
CAD-CNH,
CAD-GBP,
CAD-HKD,
CAD-JPY,
or
CAD-NOK
cross-currency swaps where applicable. The notional amount of the cross-currency swaps likely subject to IBOR reform was $nil million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($nil million of USD LIBOR maturing after June 30, 2023, and $nil million of CDOR maturing after June 28, 2024
,
as at October 31, 2022).

(5)	The notional amount of the total return swaps likely subject to IBOR reform was $451 million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($ 455 million as at October 31, 2022).
(6)
The notional amount of the interest rate swaps likely subject to IBOR reform was $22,328 million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($31,455 million of USD LIBOR maturing after June 30, 2023, and $21,043 million of CDOR maturing after June 28, 2024, as at October 31, 2022).

(7)
The notional amount of the cross-currency swaps likely subject to IBOR reform was $nil million of CDOR maturing after June 28, 2024 as at October 31, 2023 ($
nil million of USD LIBOR maturing after June 30, 2023
,
and $nil million of CDOR maturing after June 28, 2024, as at October 31, 2022).

Cash Flow Hedges
Cash flow hedges modify exposure to variability in cash flows for variable interest rate bearing instruments, foreign currency denominated assets and liabilities and certain cash-settled share-based payment grants subject to equity price risk. We use interest rate swaps with or without embedded options, cross-currency swaps, forwards and total return swaps to hedge this variability. We hedge the full amount of foreign exchange risk, but interest rate risk is hedged only to the extent of benchmark interest rates. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, Secured Overnight Financing Rate or CORRA.
We determine the amount of the exposure to which hedge accounting is applied by assessing the potential impact of changes in interest rates, foreign exchange rates and equity prices on the future cash flows of floating rate loans and deposits, foreign currency denominated assets and liabilities and certain cash-settled share-based payments. This assessment is performed using analytical techniques, such as simulation, sensitivity analysis, stress testing and gap analysis.
We record interest that we pay or receive on derivatives that hedge interest rate risk or foreign exchange risk in net interest income in our Consolidated Statement of Income over the life of the hedge. Interest paid on derivatives that hedge equity price risk on certain share-based payments is recorded in employee compensation expense.
The accounting mismatch that would otherwise occur is eliminated by recording changes in the fair value of the derivative that offset changes in the fair value of the hedged item for the designated hedged risk in other comprehensive income. Hedge ineffectiveness, the portion of the change in fair value of the derivative that does not offset changes in the fair value of the hedged item, is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income as it arises.
For cash flow hedges that are discontinued before the end of the original hedge term, the cumulative unrealized gain or loss recorded in other comprehensive income is amortized to our Consolidated Statement of Income in net interest income for interest rate swaps and in employee compensation for total return swaps as the hedged item is recorded in earnings. If the hedged item is sold or settled, the entire unrealized gain or loss is recognized immediately in net interest income in our Consolidated Statement of Income. In general, we do not terminate our foreign exchange hedges before maturity.
For cash flow hedges, we use a hypothetical derivative to measure the hedged risk of floating rate loans, deposits, foreign currency denominated assets and liabilities, or share-based payment grants. This hypothetical derivative matches the critical terms of the hedged items identically, and it perfectly offsets the hedged cash flow.
In our cash flow hedge relationships, the main sources of ineffectiveness are differences in interest rate indices, tenor and reset or settlement frequencies between hedging instruments and hedged items, and using hedging instruments without a floor in relationships for hedged items with a floor.
Net Investment Hedges
Net investment hedges mitigate our exposure to foreign exchange rate fluctuations related to our net investment in foreign operations.
Deposits denominated in foreign currencies, cross-currency swaps and foreign exchange forwards are designated as a hedging instrument for a portion of our net investment in foreign operations. We designate the spot rate component of our hedging instrument in net investment hedges. The foreign currency translation of our net investment in foreign operations and the effective portion of the corresponding hedging instrument are recorded in unrealized gains (losses) on translation of net foreign operations in other comprehensive income, instead of through the income statement in the case of the hedging instrument if hedge accounting had not been elected.
The effectiveness of our net investment hedge is determined using either the dollar offset method with spot foreign currency rates or a quantitative statistical regression analysis. As the notional amount of the hedging instruments and the hedged net investment in foreign operations are the same, there are no significant sources of ineffectiveness in these hedging relationships.

For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2023 and 2022.

(Canadian $ in millions)					2023
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue – other
Cash Flow Hedges
Interest rate risk – Interest rate swaps	693	(3,784)	(1,543)	1,511	–
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (3)	333	(1,801)	(245)	245	–
Equity price risk – Total return swaps	–	(43)	(80)	80	–
	1,026	(5,628)	(1,868)	1,836	–
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(8)	23	(22)	1
Foreign exchange risk – Deposit liabilities	–	(13,311)	(485)	485	–
Total	1,026	(18,947)	(2,330)	2,299	1

					2022
Cash Flow Hedges
Interest rate risk – Interest rate swaps	41	(6,824)	(8,481)	8,588	(33)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (3)	629	(3,342)	1,684	(1,684)	–
Equity price risk – Total return swaps	18	–	(29)	29	–
	688	(10,166)	(6,826)	6,933	(33)
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	–	429	(429)	–
Foreign exchange risk – Deposit liabilities	–	(1,251)	(886)	886	–
Total	688	(11,417)	(7,283)	7,390	(33)

(1)	Represents unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.
(3)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.
The following tables provide a reconciliation related to the impacts of our cash flow hedges and net investment hedges in our Consolidated Statement of Other Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2023 and 2022.

(Canadian $ in millions)						2023
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2022	Gains / (losses) recognized in OCI	Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill	Balance October 31, 2023 (1)(2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	(8,204)	(1,543)	1,732	(8,015)	(2,720)	(5,295)
Foreign exchange risk (3)	1,223	(245)	(368)	610	610	–
Equity price risk	33	(80)	(25)	(72)	(72)	–
	(6,948)	(1,868)	1,339	(7,477)	(2,182)	(5,295)
Net Investment Hedges
Foreign exchange risk	(1,723)	(463)	–	(2,186)	(2,186)	–
Total	(8,671)	(2,331)	1,339	(9,663)	(4,368)	(5,295)

						2022
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2021	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2022 (1)(2)	Active hedges	Discontinued hedges
Cash Flow Hedges
Interest rate risk	578	(8,448)	(334)	(8,204)	(6,713)	(1,491)
Foreign exchange risk	(483)	1,684	22	1,223	1,168	55
Equity price risk	179	(29)	(117)	33	33	–
	274	(6,793)	(429)	(6,948)	(5,512)	(1,436)
Net Investment Hedges
Foreign exchange risk	(1,263)	(457)	(3)	(1,723)	(1,723)	–
Total	(989)	(7,250)	(432)	(8,671)	(7,235)	(1,436)

(1)	Tax balance related to cash flow hedges accumulated other comprehensive income was $2,029 million as at October 31, 2023 ($1,819 million as at October 31, 2022).
(2)	Tax balance related to net investment hedges accumulated other comprehensive income was $555 million as at October 31, 2023 ($466 million as at October 31, 2022).
(3)
On closing our acquisition of Bank of the West on February 1, 2023, we settled the foreign exchange forward contracts entered to mitigate foreign exchange risk of the purchase price of Bank of the West and reclassified gain of $
269 million
after-tax

to goodwill. Refer to Note 10 for further details.

Fair Value Hedges
Fair value hedges modify exposure to changes in a fixed rate instrument’s fair value caused
by changes in interest rates. These hedges economically convert fixed rate assets and liabilities to floating rate. We use cross-currency swaps, interest rate swaps and bond futures to hedge foreign exchange risk and interest rate risk, including benchmark interest rates, inherent in fixed rate securities, a portfolio of mortgages, deposits and subordinated debt and other liabilities.
The carrying value of fixed rate assets or liabilities that are part of a hedging relationship is adjusted for the change in value of the risk being hedged. To the extent that the change in the fair value of the derivative does not offset changes in the fair value of the hedged item for the risk being hedged, the net amount (hedge ineffectiveness) is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income.
For fair value hedges that are discontinued, we cease adjusting the hedged item. The cumulative fair value adjustment of the hedged item is then amortized to net interest income over the hedged item’s remaining term to maturity. If the hedged item is sold or settled, the cumulative fair value adjustment is included in the gain or loss on sale or settlement.
In our fair value hedge relationships, the main sources of ineffectiveness are our own credit risk on the fair value of the swap, and differences in terms such as fixed interest rate or reset/settlement frequency between the swap and the hedged item.
The amounts related to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2023 and 2022 are as follows:

(Canadian $ in millions)								2023
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	4,877	(1,390)	–	–	–	–	–	–
Cross-currency swaps	69	(1)	–	–	–	–	–	–
Securities and loans	–	–	4,071	(3,955)	116	87,043	(4,373)	(404)
Deposits, subordinated debt and other liabilities	–	–	(1,078)	1,139	61	(77,358)	1,015	1,867
Total	4,946	(1,391)	2,993	(2,816)	177	9,685	(3,358)	1,463

								2022
Fair Value Hedge (3)
Interest rate swaps	1,935	(2,987)	–	–	–	–	–	–
Cross-currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	2,633	(2,625)	8	36,394	(2,603)	122
Deposits, subordinated debt and other liabilities	–	–	(3,113)	3,128	15	(61,307)	2,841	425
Total	1,935	(2,987)	(480)	503	23	(24,913)	238	547

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2023 ($nil million as at October 31, 2022).
Derivative-Related Market Risk
Derivative instruments are subject to market risk arising from the potential for a negative impact on the balance sheet and/or statement of income due to adverse changes in the value of derivative instruments as a result of changes in certain market variables. These variables include interest rates, credit spreads, foreign exchange rates, equity and commodity prices and their implied volatilities, credit migration and default. We strive to limit our exposure to market risk by employing comprehensive governance and management processes for all market risk-taking activities.
Derivative-Related Credit Risk
Derivative instruments are subject to credit risk arising from the possibility that counterparties may default on their obligations. The credit risk associated with a derivative normally represents an amount that is a small fraction of the notional amount of the derivative instrument. Derivative contracts generally expose us to potential credit loss if changes in market rates affect the counterparty’s position unfavourably and the counterparty defaults on payment. Credit risk is represented by the positive fair value of the derivative instrument. We strive to limit our exposure to credit risk by dealing with counterparties that we believe are creditworthy, and we manage our credit risk for derivatives using the same credit risk process that we apply to loans and other credit assets.
We also pursue opportunities to reduce our exposure to credit losses on derivative instruments, by securing collateral and by entering into master netting agreements with counterparties. The credit risk associated with favourable contracts is mitigated by legally enforceable master netting agreements to the extent that unfavourable contracts with the same counterparty must be settled concurrently with favourable contracts.
Exchange-traded derivatives have limited potential for credit risk exposure, as they are settled net daily with each exchange.

Terms used in the credit risk tables below are as follows:
Replacement cost
captures the loss that would occur if a counterparty were to default in the present or at a future time, assuming that the closeout and replacement of transactions occur instantaneously, and assuming no recovery on the value of those transactions in bankruptcy.
Credit risk equivalent
represents the total replacement cost plus an amount representing the potential future credit risk exposure adjusted by a multiplier of 1.4, as outlined in OSFI’s Capital Adequacy Requirements (CAR) Guideline.
Risk-weighted assets
represent the credit risk equivalent, weighted on the basis of the creditworthiness of the counterparty, and considering collateral, netting and other credit risk mitigants, as prescribed by OSFI.

(Canadian $ in millions)			2023			2022
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	1,265	5,133	1,006	4,133	8,718	764
Forward rate agreements	571	2,219	471	943	1,773	430
Purchased options	45	174	61	48	170	46
Written options	1	140	77	4	131	67
	1,882	7,666	1,615	5,128	10,792	1,307
Exchange-traded
Futures	171	296	6	231	359	7
Purchased options	3	4	–	159	227	5
Written options	–	–	–	7	11	–
	174	300	6	397	597	12
Total interest rate contracts	2,056	7,966	1,621	5,525	11,389	1,319
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,921	6,517	1,313	1,645	5,535	880
Forward foreign exchange contracts	2,300	9,296	1,908	2,250	8,339	1,237
Purchased options	149	448	129	321	681	183
Written options	2	118	39	2	88	30
	4,372	16,379	3,389	4,218	14,643	2,330
Exchange-traded
Futures	–	–	–	–	2	–
Purchased options	3	8	–	–	2	–
Written options	–	–	–	7	10	–
	3	8	–	7	14	–
Total foreign exchange contracts	4,375	16,387	3,389	4,225	14,657	2,330
Commodity Contracts
Over-the-counter
Swaps	468	1,957	683	3,160	6,107	1,281
Purchased options	4	280	110	435	936	194
Written options	47	331	106	126	403	107
	519	2,568	899	3,721	7,446	1,582
Exchange-traded
Futures	243	869	17	1,122	2,055	41
Purchased options	329	535	11	356	552	11
Written options	3	83	2	303	471	9
	575	1,487	30	1,781	3,078	61
Total commodity contracts	1,094	4,055	929	5,502	10,524	1,643
Equity Contracts
Over-the-counter	684	8,274	2,123	582	9,076	2,406
Exchange-traded	1,640	4,635	93	1,580	3,888	78
Total equity contracts	2,324	12,909	2,216	2,162	12,964	2,484
Credit Contracts	446	1,093	81	97	562	103
Total	10,295	42,410	8,236	17,511	50,096	7,879

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
in accordance with the CAR Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Term to Maturity
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2023	2022
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps (1)	3,738,351	2,297,285	1,587,033	1,410,529	577,832	9,611,030	5,954,761
Forward rate agreements, futures and options	1,352,524	360,014	87,506	23,438	4,000	1,827,482	645,452
Total interest rate contracts	5,090,875	2,657,299	1,674,539	1,433,967	581,832	11,438,512	6,600,213
Foreign Exchange Contracts (2)
Swaps	175,365	266,699	164,341	133,125	41,424	780,954	702,068
Forward foreign exchange contracts (1)	539,912	19,531	3,449	1,457	17	564,366	481,773
Futures	4,021	14	–	–	–	4,035	1,032
Options	96,332	13,086	1,228	–	–	110,646	153,322
Total foreign exchange contracts	815,630	299,330	169,018	134,582	41,441	1,460,001	1,338,195
Commodity Contracts
Swaps	9,823	7,777	549	425	–	18,574	24,525
Futures	18,182	15,634	1,372	97	–	35,285	44,836
Options	33,856	36,444	879	106	–	71,285	79,119
Total commodity contracts	61,861	59,855	2,800	628	–	125,144	148,480
Equity Contracts	220,096	67,747	15,097	1,557	755	305,252	267,382
Credit Contracts	453	925	16,749	6,877	1,933	26,937	27,870
Total notional amount	6,188,915	3,085,156	1,878,203	1,577,611	625,961	13,355,846	8,382,140

(1)	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon close of the transaction. Refer to Note 10 for further details.
(2)	Gold contracts are included in foreign exchange contracts.
Under the
SA-CCR,
this table excludes loan commitment derivatives.